                                 AIM STOCK FUNDS


               AIM DYNAMICS FUND (FORMERLY INVESCO DYNAMICS FUND)
   AIM SMALL COMPANY GROWTH FUND (FORMERLY INVESCO SMALL COMPANY GROWTH FUND)
          AIM S&P 500 INDEX FUND (FORMERLY INVESCO S&P 500 INDEX FUND)

                        Supplement dated October 27, 2004
       to the Statement of Additional Information dated November 25, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
    March 19, 2004, April 6, 2004, May 18, 2004, July 1, 2004, July 16, 2004,
           September 28, 2004, September 30, 2004 and October 12, 2004


The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "INDEPENDENT TRUSTEES" on page 42 in the Statement of Additional Information:

"Independent Trustees

------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)                                     NUMBER OF
                                    HELD WITH                                       FUNDS IN THE
                                    TRUST, TERM OF      PRINCIPAL                   FUND
                                    OFFICE(1) AND       OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND YEAR             LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
OF BIRTH                            SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett(3) - 1944         Trustee and         Chairman, Crockett          114                 ACE Limited
11 Greenway Plaza                   Chair(4)            Technology                                      (insurance
Suite 100                                               Associates                                      company); and
Houston, Texas 77046                                    (technology                                     Captaris, Inc.
                                                        consulting company)                             (unified
                                                                                                        messaging
                                                                                                        provider)"

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "INTERESTED TRUSTEES AND OFFICERS" on page 45 in the Statement of Additional Information:


"Interested Trustees and Officers

------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)                                     NUMBER OF
                                    HELD WITH                                       FUNDS IN THE
                                    TRUST, TERM OF      PRINCIPAL                   FUND
                                    OFFICE(1) AND       OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND YEAR             LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
OF BIRTH                            SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Robert H. Graham(5) - 1946          Trustee and         Director and Chairman,      114                 None"
11 Greenway Plaza                   President(4)        A I M Management Group
Suite 100                                               Inc. (financial
Houston, Texas 77046                                    services holding
                                                        company); Director and
                                                        Vice Chairman, AMVESCAP
                                                        PLC and Chairman of
                                                        AMVESCAP PLC - AIM
                                                        Division (parent of AIM
                                                        and a global investment
                                                        management firm);
                                                        formerly, President and
                                                        Chief Executive
                                                        Officer, A I M
                                                        Management group Inc.;
                                                        Director, Chairman, and
                                                        President, A I M
                                                        Advisors, Inc.
                                                        (registered investment
                                                        advisor); Director and
                                                        Chairman, A I M Capital
                                                        Management, Inc.
                                                        (registered investment
                                                        advisor).

                                                        A I M Distributors,
                                                        Inc. (registered broker
                                                        dealer); AIM Investment
                                                        Services, Inc.
                                                        (registered transfer
                                                        agent), and Fund
                                                        Management Company
                                                        (registered broker
                                                        dealer); and Chief
                                                        Executive Officer of
                                                        AMVESCAP PLC - Managed
                                                        Products

The following information with respect to Lisa O. Brinkley is added under the heading "INTERESTED TRUSTEES AND OFFICERS" on page 48 in the Statement of Additional Information:


"Interested Trustees and Officers

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                    POSITION(S) HELD                                FUNDS IN THE
                                    WITH TRUST, TERM    PRINCIPAL                   FUND
                                    OF OFFICE(1) AND    OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND                  LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
YEAR OF BIRTH                       SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley - 1959             Senior Vice         Senior Vice President,      NA                  NA
11 Greenway Plaza                   President           A I M Management Group
Suite 100                           and Chief           Inc. (financial services
Houston, Texas 77046                Compliance          holding company) and A I M
                                    Officer             Advisors, Inc.; and Vice
                                    (since              President, A I M Capital
                                    September 20,       Management, Inc. and A I M
                                    2004)               Distributors, Inc.

                                                        Formerly: Senior Vice
                                                        President and Compliance
                                                        Director, Delaware
                                                        Investments Family of
                                                        Funds

(1) Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold officer until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust's bylaws.

(2) Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004

(4) Elected as a director of the Company on October 21, 2003.

(5) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "Interested Trustees and Officers" on page 49 in the Statement of Additional Information is hereby removed.

                                 AIM STOCK FUNDS

          AIM MID CAP STOCK FUND (FORMERLY INVESCO MID-CAP GROWTH FUND)

                        Supplement dated October 27, 2004
       to the Statement of Additional Information dated November 25, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
March 19, 2004, April 6, 2004, May 18, 2004, July 16, 2004, September 28, 2004,
                    September 30, 2004 and October 12, 2004

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "INDEPENDENT TRUSTEES" on page 41 in the Statement of Additional Information:

"Independent Trustees

------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)                                     NUMBER OF
                                    HELD WITH                                       FUNDS IN THE
                                    TRUST, TERM OF      PRINCIPAL                   FUND
                                    OFFICE(1) AND       OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND YEAR             LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
OF BIRTH                            SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett(3) - 1944         Trustee and         Chairman, Crockett          114                 ACE Limited
11 Greenway Plaza                   Chair(4)            Technology Associates                           (insurance
Suite 100                                               (technology consulting                          company); and
Houston, Texas 77046                                    company)                                        Captaris, Inc.
                                                                                                        (unified messaging
                                                                                                        provider)"

The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "INTERESTED TRUSTEES AND OFFICERS" on page 43 in the Statement of Additional Information:


"Interested Trustees and Officers

------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)                                     NUMBER OF
                                    HELD WITH                                       FUNDS IN THE
                                    TRUST, TERM OF      PRINCIPAL                   FUND
                                    OFFICE(1) AND       OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND YEAR             LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
OF BIRTH                            SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Robert H. Graham(5) - 1946          Trustee and         Director and Chairman,      114                 None"
11 Greenway Plaza                   President(4)        A I M Management Group
Suite 100                                               Inc. (financial services
Houston, Texas 77046                                    holding company); Director
                                                        and Vice Chairman,
                                                        AMVESCAP PLC and Chairman
                                                        of AMVESCAP PLC - AIM
                                                        Division (parent of AIM
                                                        and a global investment
                                                        management firm);
                                                        formerly, President and
                                                        Chief Executive Officer,
                                                        A I M Management group
                                                        Inc.; Director, Chairman,
                                                        and President, A I M
                                                        Advisors, Inc. (registered
                                                        investment advisor);
                                                        Director and Chairman,
                                                        A I M Capital Management,
                                                        Inc. (registered
                                                        investment advisor).

                                                        A I M Distributors, Inc.
                                                        (registered broker
                                                        dealer); AIM Investment
                                                        Services, Inc. (registered
                                                        transfer agent), and Fund
                                                        Management Company
                                                        (registered broker
                                                        dealer); and Chief
                                                        Executive Officer of
                                                        AMVESCAP PLC - Managed
                                                        Products

The following information with respect to Lisa O. Brinkley is added under the heading "INTERESTED TRUSTEES AND OFFICERS" on page 46 in the Statement of Additional Information:


"Interested Trustees and Officers

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                    POSITION(S) HELD                                FUNDS IN THE
                                    WITH TRUST, TERM    PRINCIPAL                   FUND
                                    OF OFFICE(1) AND    OCCUPATION(S)               COMPLEX             OTHER
NAME, ADDRESS, AND                  LENGTH OF TIME      DURING PAST FIVE            OVERSEEN BY         DIRECTORSHIPS
YEAR OF BIRTH                       SERVED(2)           YEARS(2)                    TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley - 1959             Senior Vice         Senior Vice President,      NA                  NA
11 Greenway Plaza                   President and       A I M Management Group
Suite 100                           Chief Compliance    Inc. (financial services
Houston, Texas 77046                Officer (since      holding company) and A I M
                                    September 20,       Advisors, Inc.; and Vice
                                    2004)               President, A I M Capital
                                                        Management, Inc. and A I M
                                                        Distributors, Inc.

                                                        Formerly: Senior Vice
                                                        President and Compliance
                                                        Director, Delaware
                                                        Investments Family of
                                                        Funds


(1) Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust's bylaws.

(2) Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004

(4) Elected as a director of the Company on October 21, 2003.

(5) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "INTERESTED TRUSTEES AND OFFICERS" on page 47 in the Statement of Additional Information is hereby removed.